Schedule of Investments (unaudited) March 31, 2019	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.4%

China — 37.3%
Alibaba Group Holding Ltd. — ADR(a)	31,541	$5,754,655
China CITIC Bank Corp. Ltd., Class H	2,525,000	1,610,100
China Construction Bank Corp., Class H	4,720,000	4,051,499
China Jushi Co. Ltd., Class A	1,157,500	1,834,804
China Oilfield Services Ltd., Class H	1,836,000	1,981,960
China Pacific Insurance Group Co. Ltd., Class H	597,200	2,346,536
China Resources Land Ltd.	702,000	3,154,729
China Vanke Co. Ltd., Class H	618,433	2,602,924
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,061,000	614,046
Ctrip.com International Ltd. — ADR(a)	89,653	3,916,940
Guangshen Railway Co. Ltd., Class H	2,788,000	1,087,592
Han’s Laser Technology Industry Group Co. Ltd., Class A	89,600	561,159
Lenovo Group Ltd.	1,294,000	1,167,506
Li Ning Co. Ltd.(a)	949,082	1,492,180
Momo, Inc., ADR(a)	65,324	2,497,990
NetEase, Inc. — ADR	14,606	3,526,619
Ping An Insurance Group Co. of China Ltd., Class H	460,000	5,178,778
Sunny Optical Technology Group Co. Ltd.	303,300	3,636,077
Tencent Holdings Ltd.	205,400	9,445,891
Yum China Holdings, Inc.	79,407	3,566,168

		60,028,153

Hong Kong — 8.2%
AIA Group Ltd.	267,600	2,675,938
BOC Hong Kong Holdings Ltd.	375,500	1,558,297
CK Asset Holdings Ltd.	453,500	4,038,776
Crystal International Group Ltd.(b)	1,325,169	696,364
Melco Resorts & Entertainment Ltd. — ADR	127,375	2,877,401
SJM Holdings Ltd.	1,210,000	1,383,225

		13,230,001

India — 14.1%
Axis Bank Ltd.(a)	179,370	2,010,058
Bharat Petroleum Corp. Ltd.	405,808	2,333,391
Fortis Healthcare Ltd.(a)	734,935	1,440,440
Godrej Industries Ltd.	228,591	1,769,525
IndusInd Bank Ltd.	106,954	2,748,024
Jindal Steel & Power Ltd.(a)	943,478	2,445,758
Larsen & Toubro Ltd.	171,839	3,437,497
Mahindra & Mahindra Financial Services Ltd.	395,864	2,407,785
Oberoi Realty Ltd.	124,802	951,920
Tata Motors Ltd.(a)	260,080	654,396

Security	Shares	Value

India (continued)
UPL Ltd.	181,186	$2,508,219

		22,707,013

Indonesia — 5.0%
Astra International Tbk PT	3,209,600	1,648,055
Bank Central Asia Tbk PT	1,112,200	2,170,327
Bank Mandiri Persero Tbk PT	2,678,300	1,405,421
Bank Rakyat Indonesia Persero Tbk PT	7,402,200	2,149,304
Cikarang Listrindo Tbk PT(b)	10,227,452	678,453

		8,051,560

Malaysia — 0.8%
Malaysia Airports Holdings Bhd	731,200	1,298,828

Singapore — 1.7%
Oversea-Chinese Banking Corp. Ltd.	342,400	2,799,316

South Korea — 12.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	47,512	1,172,689
Doosan Bobcat, Inc.	86,200	2,348,740
NCSoft Corp.	8,050	3,519,338
Samsung Biologics Co. Ltd.(a)(b)	5,425	1,531,303
Samsung Electronics Co. Ltd.	156,641	6,178,380
SK Hynix, Inc.	71,783	4,706,546

		19,456,996

Taiwan — 9.7%
Airtac International Group	180,000	2,340,644
Merry Electronics Co. Ltd.	270,285	1,487,562
Nanya Technology Corp.	1,109,000	2,217,903
Taiwan Semiconductor Manufacturing Co. Ltd.	955,000	7,648,649
Win Semiconductors Corp.	264,000	1,872,474

		15,567,232

Thailand — 2.1%
Land & Houses PCL, Foreign Registered Shares	4,305,400	1,451,639
Land & Houses PCL — NVDR	125,200	42,242
Thai Beverage PCL	3,114,700	1,943,764

		3,437,645

United Kingdom — 1.3%
Prudential PLC	104,087	2,086,473

United States — 1.1%
Cognizant Technology Solutions Corp., Class A	23,963	1,736,120

Total Common Stocks — 93.4% (Cost — $135,502,994)		150,399,337

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Participation Notes — 2.3%

China — 2.2%
Deutsche Bank AG (Han’s Laser Technology Industry Group Co. Ltd.), due 05/15/25(a)	179,000	$1,124,044
Deutsche Bank AG (Jiangsu Hengli Hydraulic Co. Ltd.), due 05/11/27(a)	493,410	2,389,883

		3,513,927

Taiwan — 0.1%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(a)	36,661	201,026

Total Participation Notes — 2.3% (Cost — $2,632,241)		3,714,953

Preferred Stocks — 3.0%

China — 1.7%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,202,337), 0.00%(c)(d)	43,839	2,025,362

Security	Shares	Value

China (continued)
Xiaoju Kuaizhi, Inc., Series A-18 (Acquired 5/23/16, cost $592,482), 0.00%(c)(d)	15,499	$716,054

		2,741,416

South Korea — 1.3%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	63,089	2,020,121

Total Preferred Stocks — 3.0% (Cost — $4,289,497)		4,761,537

Total Long-Term Investments — 98.7% (Cost — $142,424,732)		158,875,827

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(e)(f)	4,991,604	4,991,604

Total Short-Term Securities — 3.1% (Cost — $4,991,604)		4,991,604

Total Investments — 101.8% (Cost — $147,416,336)		163,867,431

Liabilities in Excess of Other Assets — (1.8)%		(2,853,892)

Net Assets — 100.0%		$161,013,539

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,741,416 representing 1.70% of its net assets as of period end, and an original cost of $1,794,819.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,991,604	4,991,604	$4,991,604	$13,237		$—	$—
SL Liquidity Series, LLC, Money Market Series	67,048	(67,048)	—	—	5,808	(b)	1,453	—

				$4,991,604	$19,045		$1,453	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Asian Dragon Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts

NVDR	Non-voting Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$19,262,372	$40,765,781	$—	$60,028,153
Hong Kong	2,877,401	10,352,600	—	13,230,001
India	—	22,707,013	—	22,707,013
Indonesia	—	8,051,560	—	8,051,560
Malaysia	—	1,298,828	—	1,298,828
Singapore	—	2,799,316	—	2,799,316
South Korea	—	19,456,996	—	19,456,996
Taiwan	—	15,567,232	—	15,567,232
Thailand	1,451,639	1,986,006	—	3,437,645
United Kingdom	—	2,086,473	—	2,086,473
United States	1,736,120	—	—	1,736,120
Participation Notes	—	3,714,953	—	3,714,953
Preferred Stocks	—	2,020,121	2,741,416	4,761,537
Short-Term Securities	4,991,604	—	—	4,991,604

	$30,319,136	$130,806,879	$2,741,416	$163,867,431

During the period ended March 31, 2019, there were no transfers between levels.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Asian Dragon Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2018	$2,669,617
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	71,799
Purchases	—
Sales	—

Closing Balance as of March 31, 2019	$2,741,416

Net change in unrealized appreciation (depreciation) on investments held as of March 31, 2019(b)	$71,799

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$2,741,416	Market	Revenue Multiple	(a)	3.50x

(a)	Increase in unobservable input may result in a significant increase to value, while decrease in unobservable input may result in a significant decrease to value.

4